Interest Expense (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Other Income and Expenses [Abstract]
Schedule of Components of Interest Expense
The following table presents the components of interest expense for the three and nine months ended September 30:

	Three months		Nine Months
	2015	2014	2015	2014
Financing liabilities (1)(2)(3)	$73,866	$88,246	$222,067	$281,930
Other secured borrowings	19,822	20,790	68,447	62,359
Match funded liabilities	15,425	15,097	45,379	46,762
6.625% Senior unsecured notes	6,741	6,141	19,521	9,466
Other	2,459	2,775	7,192	8,612
	$118,313	$133,049	$362,606	$409,129

(1)	Includes interest expense related to financing liabilities recorded in connection with the NRZ/HLSS Transactions as indicated in the table below.

	Three months		Nine Months
	2015	2014	2015	2014
Servicing fees collected on behalf of NRZ	$175,994	$177,113	$531,399	$553,423
Less: Subservicing fee retained by Ocwen	91,597	83,550	272,802	266,514
Net servicing fees remitted to NRZ	84,397	93,563	258,597	286,909
Less: Reduction in financing liability	21,160	8,736	52,159	12,960
Interest expense on NRZ financing liability	$63,237	$84,827	$206,438	$273,949

(2)
Includes $8.2 million and $8.5 million for the three and nine months ended September 30, 2015, respectively, of fees incurred in connection with our agreement to compensate NRZ for certain increased costs associated with its servicing advance financing facilities that are the direct result of a downgrade of our S&P servicer rating.

(3)	Interest expense that we expect to be paid on the HMBS-related borrowings is included with net fair value gains in Other revenues.

The following table presents the components of interest expense for the years ended December 31:

	2014	2013	2012
Match funded liabilities	$61,576	$75,979	$122,292
Financing liabilities (1) (2)	371,852	228,985	54,710
Other secured borrowings	82,837	81,851	41,510
6.625% Senior Unsecured Notes	15,595	—	—
3.25% Convertible Notes (3)	—	—	153
10.875% Capital Securities (4)	—	—	1,894
Other	9,897	8,771	2,896
	$541,757	$395,586	$223,455

(1)	Includes interest expense related to financing liabilities recorded in connection with the HLSS Transactions as indicated in the table below:

	2014	2013	2012
Servicing fees collected on behalf of HLSS	$736,122	$633,377	$117,789
Less: Servicing fee retained by Ocwen	358,053	317,723	50,162
Net servicing fees remitted to HLSS	378,069	315,654	67,627
Less: Reduction in financing liability	17,374	87,068	12,917
Interest expense on HLSS financing liability	$360,695	$228,586	$54,710
The reduction in financing liability for 2014 does not include $2.0 million in reimbursements to HLSS for the loss of servicing revenues when we were terminated as servicer and the related Rights to MSRs had been sold to HLSS.

(2)	Interest expense that we expect to be paid on the HMBS-related borrowings is included with net fair value gains in Other revenues.

(3)	We redeemed the remaining 3.25% Convertible Notes outstanding on March 28, 2012.

(4)	We redeemed the remaining 10.875% Capital Securities outstanding on August 31, 2012.

Schedule of Interest Expense Related to Financing Liabilities Recorded in Connection with the HLSS Transactions

	Three months		Nine Months
	2015	2014	2015	2014
Servicing fees collected on behalf of NRZ	$175,994	$177,113	$531,399	$553,423
Less: Subservicing fee retained by Ocwen	91,597	83,550	272,802	266,514
Net servicing fees remitted to NRZ	84,397	93,563	258,597	286,909
Less: Reduction in financing liability	21,160	8,736	52,159	12,960
Interest expense on NRZ financing liability	$63,237	$84,827	$206,438	$273,949

Includes interest expense related to financing liabilities recorded in connection with the HLSS Transactions as indicated in the table below:

	2014	2013	2012
Servicing fees collected on behalf of HLSS	$736,122	$633,377	$117,789
Less: Servicing fee retained by Ocwen	358,053	317,723	50,162
Net servicing fees remitted to HLSS	378,069	315,654	67,627
Less: Reduction in financing liability	17,374	87,068	12,917
Interest expense on HLSS financing liability	$360,695	$228,586	$54,710
The reduction in financing liability for 2014 does not include $2.0 million in reimbursements to HLSS for the loss of servicing revenues when we were terminated as servicer and the related Rights to MSRs had been sold to HLSS.